Related party transactions (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Rig Tranche	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 28, 2019	May 30, 2018 shares	Mar. 31, 2018 USD ($)	Mar. 22, 2018 USD ($)
Agreements and other Arrangements with Drew Holdings Limited [Abstract]
Number of tranches involved in equity related transactions | Tranche					2
Liability to shareholders										$ 27,700
New shares allotted in tranche 2 of equity offering (in shares) | shares									1,528,065
Agreements and Other Arrangements [Abstract]
Capitalized amount within drilling rings				$ 1,000
Equity issuance cost				300
Opening retained earnings				70
Payment of corporate support agreement	$ 1,000
Commercial Arrangements and Other [Abstract]
Outstanding amount					$ 0	$ 0
Maximum [Member]
Agreements and other Arrangements with Drew Holdings Limited [Abstract]
Equity offering divided											$ 250,000
OPEX [Member]
Agreements and Other Arrangements [Abstract]
Ownership percentage								49.00%
Transactions With Entities [Abstract]
Amount of services					1,300
Amount of guarantee for the services					5,900
Amount of funding to the entity					100
Performex [Member]
Agreements and Other Arrangements [Abstract]
Ownership percentage								49.00%
Transactions With Entities [Abstract]
Amount of guarantee for the services					0
Amount of funding to the entity					$ 30,700
Number of rigs | Rig					2
Amount of revenue recognized					$ 2,400
Revenue recognized amount from the provision of services					2,600
Akal [Member]
Agreements and Other Arrangements [Abstract]
Ownership percentage								49.00%
Transactions With Entities [Abstract]
Amount of services					0
Amount of funding to the entity					0
Perfomex II [Member]
Agreements and Other Arrangements [Abstract]
Ownership percentage								49.00%
Transactions With Entities [Abstract]
Amount of funding to the entity					$ 0
Number of rigs | Rig					3
Amount of revenue recognized					$ 0
Revenue recognized amount from the provision of services					200
Rune Magnus Lundetr [Member]
Commercial Arrangements and Other [Abstract]
Outstanding amount					0
Charges for arrangements					30
Chief Executive Officer [Member]
Other Transactions [Abstract]
Advance amount offset against future bonuses					500
Chief Financial Officer [Member]
Other Transactions [Abstract]
Advance amount offset against future bonuses					$ 500
Schlumberger [Member]
Agreements and Other Arrangements [Abstract]
Ownership percentage					13.50%
Commercial Arrangements and Other [Abstract]
Payment for purchases of rig and other operating supplies					$ 14,600	8,500	$ 100
Outstanding amount					$ 1,600	$ 400
Drew Holdings Limited [Member]
Agreements and other Arrangements with Drew Holdings Limited [Abstract]
Liability to shareholders										$ 20,000
Magni [Member]
Agreements and Other Arrangements [Abstract]
Cash compensation paid in connection with acquisition				1,400
Payment of corporate support agreement		$ 1,500	$ 2,000
Magni [Member] | March 2017 Private Placement [Member]
Agreements and Other Arrangements [Abstract]
Payment of corporate support agreement			1,750
Total cost for private placement			$ 8,750
Percentage of gross proceeds included in total private placement cost			1.10%
Magni [Member] | Transocean Transaction [Member]
Agreements and Other Arrangements [Abstract]
Payment of corporate support agreement			$ 250
Magni [Member] | October 2017 Private Placement [Member]
Agreements and Other Arrangements [Abstract]
Payment of corporate support agreement		$ 1,250
Total cost for private placement				$ 8,750
Percentage of gross proceeds included in total private placement cost		1.30%					1.30%
Magni [Member] | PPL Transaction [Member]
Agreements and Other Arrangements [Abstract]
Payment of corporate support agreement		$ 250